Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Current Assets
Cash	$ 5,682,628		$ 3,984,453		$ 3,326,851
Receivables, net			5,276		3,072
Prepaids and deposits	791,055		868,464		902,053
Short-term loan receivable	128,111
Other receivables	76,212
Investment in securities- current	624,838
Assets held for sale			1,192,808		687,468
Total Current Assets	7,302,844		6,051,001		4,919,444
Investment in securities-noncurrent			139,084
Equipment, net			1,087		1,741
Intangibles, net	2,072,632		2,801,993
Assets held for sale – non-current					268,733
TOTAL ASSETS	9,375,476		8,993,165		5,189,918
Current Liabilities
Accounts payable and accrued liabilities	271,567		481,001		134,014
Current portion of consideration payable			350,000
Derivative liabilities					369,158
Liabilities held for sale			548,916		717,054
Total Current Liabilities	326,301		1,799,134		1,297,353
Consideration payable			534,467
Liabilities held for sale – non-current					65,489
TOTAL LIABILIITES	326,301		2,333,601		1,362,842
Commitments and Contingencies
EQUITY
Preferred stock, value
Common stock, value	148	[1]	44	[1],[2]	1	[2]
Additional paid-in capital	24,490,049		19,929,484		10,850,763
Accumulated other comprehensive income	(1,222)		(337)		202
Accumulated deficit	(15,440,437)		(13,269,627)		(7,023,890)
TOTAL EQUITY	9,049,175		6,659,564	[3]	3,827,076	[3]
TOTAL LIABILITIES AND EQUITY	9,375,476		8,993,165		5,189,918
Series B Preferred Stock
EQUITY
Preferred stock, value	637
Related Parties
Current Liabilities
Due to related parties	$ 54,734		$ 419,217		$ 77,127

[1]	Reflects retrospectively the 1-for-200 reverse stock split that became effective on November 27, 2024 and the subsequent 1-for-7 reverse stock split that became effective March 10, 2025. On a combined basis, this reflects, retrospectively, a reverse stock split of 1-for-1,400. Refer to Note 1, “Organization and nature of operations.”
[2]	Reflects retrospectively the 1-for-200 reverse stock split that became effective on November 27, 2024 and the subsequent 1-for-7 reverse stock split that became effective March 10, 2025. On a combined basis, this reflects retrospectively a reverse stock split of 1-for-1,400. Refer to Note 1, “Organization and nature of operations”
[3]	Reflects, retrospectively, the 1-for-200 reverse stock split that became effective on November 27, 2024 and the subsequent 1-for-7 reverse stock split that became effective March 10, 2025. On a combined basis, this reflects retrospectively a reverse stock split of 1-for-1,400. Refer to Note 1, “Organization and nature of operations.”